Summary of Significant Accounting Policies - Summary of Estimated Useful Lives of Property and Equipment (Detail) - GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]	12 Months Ended
Dec. 31, 2021
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Computer hardware and software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	Shorter of useful life or lease term